Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement of Stockholders' Equity [Abstract]
Issuance cost	$ 361	$ 140